Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes [Text Block]

Philips Group

Discontinued operations, net of income taxes

in millions of EUR

	2018	2019	2020
Signify	(198)
Combined Lumileds and Automotive businesses	12		(1)
Other	(27)	(19)	(9)
Discontinued operations, net of income taxes	(213)	(19)	(10)

Discontinued operations and assets classified as held for sale - Results of Signify [Text Block]

Results of Signify

in millions of EUR

2018
Costs and expenses	(18)
Fair value adjustment retained interest	(218)
Dividend income	32
Income before tax	(204)
Income tax expense	7
Results from discontinued operations	(198)

Discontinued operations and assets classified as held for sale - Discontinued operations cash flows [Text Block]

Discontinued operations cash flows

in millions of EUR

	2018	2019	2020
Cash flows from operating activities	(15)	(11)	(88)
Cash flows from investing activities	662	(14)
Total discontinued operations cash flows	647	(25)	(88)